Deposits, Prepayment, Other Receivables, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deposits, Prepayment, Other Receivables, Net [Abstract]
Deposits, Prepayment, Other Receivables, Net

NOTE 5 — DEPOSITS, PREPAYMENT, OTHER RECEIVABLES, NET

Deposits, prepayment, other receivables and cost, net consist of the following:

	September 30, 2025	December 31, 2024
Current
Other receivables	$99,242	$121,533
Deposits	183,033	73,913
Prepayment for legal and professional expenses	448,913	—
Advanced payment for Supplements	219,858	—
	$951,046	$195,446

Deposit with a digital asset trading platform	$2,674,042	$1,000,000

Receivable from agents	$1,272,640	$1,191,795

Prepayments	$—	$197,706

Non-current
Prepayment	$3,854,609	$33,333
	$3,854,609	$33,333

The movement of allowances for expected credit loss is as follow:

	September 30, 2025	December 31, 2024
Balance at beginning of the year	$(4)	$(14)
Reversal of provision (Provision)	4	10
Ending balance	$-	$(4)

NOTE 6 — DEPOSITS, PREPAYMENT, OTHER RECEIVABLES AND DEFERRED IPO COST, NET

Deposits, prepayment, other receivables and deferred IPO cost, net consist of the following:

	December 31,
	2024	2023
Current
Other receivables	$121,533	$15,910
Deposits	73,917	123,008
Deferred initial public offering “IPO” cost	-	373,677
Less: allowance for expected credit loss	(4)	(14)
	$195,446	$512,581

Deposit with a digital asset trading platform	$1,000,000	$-

Receivable from agents	$1,191,795	$-

Prepayments	$197,706	$1,262,228

Non-current
Prepayment	$33,333	$1,582,156
	$33,333	$1,582,156

Included in prepayment is an amount of $22,000 and $2,839,536 as of December 31, 2024 and 2023 respectively, being share-based compensation cost paid to consultants for services ranging from three to ten years and with termination clauses of one to three years respectively without any penalties. During the year, the scope of service was amended and accordingly the excess compensation was reversed against Additional Paid in Capital and the remaining value of service is recognized over the period of service in the Statement of Income.

The movement of allowances for expected credit loss is as follow:

	December 31,
	2024	2023
Balance at beginning of the year	$(14)	$(141)
Reversal of provision (Provision)	10	127
Ending balance	$(4)	$(14)